Income taxes expenses - Summary of Reconciliation of Average Effective Tax Rate and Applicable Tax Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Income before income taxes	$ 102,453	$ 121,572	$ 64,976
Impact of difference in tax rates of foreign subsidiaries	(8,349)	642	(2,749)
Nondeductible expenses	0	(1,023)	(386)
Total income taxes	(8,349)	(381)	(3,136)
Current	(6,784)	(1,692)	(891)
Deferred	$ (1,565)	$ 1,311	$ (2,245)
Effective tax rate	8.10%	0.30%	4.80%